Financial Instruments (Details 23) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair value of financial instruments [Line Items]
Beginning Balance	[1]	$ 403,035
Ending Balance	[1]	488,003	$ 403,035
Loans and receivables, category [member]
Disclosure of Fair value of financial instruments [Line Items]
Beginning Balance		6,020,731	6,691,749
Transfer in book value to stage 2		0	0
Transfer to lifetime expected credit losses - credit-impaired		0	0
Transfer in book value to stage 1		0	0
Financial assets that have been derecognized during the year		(4,549,758)	(4,716,536)
Changes due to financial instruments recognized		(4,549,758)	(4,716,536)
New financial assets originated or purchased		4,067,723	4,064,325
Write-offs		(33,038)	(18,807)
Ending Balance		5,505,658	6,020,731
Loans and receivables, category [member] | 12-month expected credit losses [member]
Disclosure of Fair value of financial instruments [Line Items]
Beginning Balance		5,019,368	6,282,752
Transfer in book value to stage 2		(41,167)	(828,589)
Transfer to lifetime expected credit losses - credit-impaired		0	(12,000)
Transfer in book value to stage 1		8,000	90,770
Financial assets that have been derecognized during the year		(4,214,697)	(4,577,890)
Changes due to financial instruments recognized		(4,247,864)	(5,327,709)
New financial assets originated or purchased		4,067,723	4,064,325
Write-offs		0	0
Ending Balance		4,839,227	5,019,368
Loans and receivables, category [member] | Lifetime expected credit losses [member]
Disclosure of Fair value of financial instruments [Line Items]
Beginning Balance		935,999	356,668
Transfer in book value to stage 2		41,167	828,589
Transfer to lifetime expected credit losses - credit-impaired		(46,673)	(45,056)
Transfer in book value to stage 1		(8,000)	(90,770)
Financial assets that have been derecognized during the year		(313,394)	(113,432)
Changes due to financial instruments recognized		(326,900)	579,331
New financial assets originated or purchased		0	0
Write-offs		(1,427)	0
Ending Balance		607,672	935,999
Loans and receivables, category [member] | Credit impairment of financial instruments [member]
Disclosure of Fair value of financial instruments [Line Items]
Beginning Balance		65,364	52,329
Transfer in book value to stage 2		0	0
Transfer to lifetime expected credit losses - credit-impaired		46,673	57,056
Transfer in book value to stage 1		0	0
Financial assets that have been derecognized during the year		(21,667)	(25,214)
Changes due to financial instruments recognized		25,006	31,842
New financial assets originated or purchased		0	0
Write-offs		(31,611)	(18,807)
Ending Balance		$ 58,759	$ 65,364

[1]	Current ratings as of December 31, 2017 and 2016, respectively.